UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Fidelity® Discovery Fund

Semiannual Report December 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	14	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	18	Notes to the financial statements.
Proxy Voting Results	23
Board Approval of	24
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2005 to
	July 1, 2005	December 31, 2005	December 31, 2005
Actual	$1,000.00	$1,078.70	$3.62
Hypothetical (5% return per
year before expenses)	$1,000.00	$1,021.73	$3.52

* Expenses are equal to the Fund’s annualized expense ratio of .69%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group, Inc.	8.2	6.4
Microsoft Corp.	5.4	5.5
UnitedHealth Group, Inc.	4.3	1.0
Altria Group, Inc.	4.0	2.0
General Electric Co.	4.0	2.6
Wyeth	3.3	0.0
Johnson & Johnson	3.2	0.8
SLM Corp.	3.2	3.2
CIENA Corp.	2.2	1.6
Roche Holding AG (participation certificate)	2.1	2.8
	39.9
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Health Care	27.3	11.1
Information Technology	21.6	16.3
Financials	18.2	15.5
Consumer Staples	11.6	9.6
Industrials	6.8	9.4

5 Semiannual Report

Investments December 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 97.1%
		Shares	Value (Note 1)
			(000s)

CONSUMER DISCRETIONARY – 5.6%
Auto Components 0.6%
Michelin SA (Compagnie Generale des Etablissements) Series B		51,442	$2,892
Hotels, Restaurants & Leisure 0.8%
Domino’s Pizza, Inc.		81,200	1,965
WMS Industries, Inc. (a)		55,000	1,380
			3,345
Internet & Catalog Retail 0.3%
Expedia, Inc. (a)		54,300	1,301
Leisure Equipment & Products – 0.4%
Marvel Entertainment, Inc. (a)		98,200	1,609
Media – 1.9%
DreamWorks Animation SKG, Inc. Class A (a)		121,100	2,974
Getty Images, Inc. (a)		1,800	161
Lamar Advertising Co. Class A (a)		8,868	409
News Corp. Class A		77,200	1,200
Omnicom Group, Inc.		6,800	579
Pixar (a)		51,900	2,736
Univision Communications, Inc. Class A (a)		7,000	206
			8,265
Specialty Retail – 1.6%
Gamestop Corp.:
Class A (a)(d)		35,045	1,115
Class B (a)		72,155	2,085
Staples, Inc.		105,450	2,395
The Game Group PLC		999,765	1,231
			6,826

TOTAL CONSUMER DISCRETIONARY			24,238

CONSUMER STAPLES – 11.6%
Beverages – 1.0%
Coca-Cola Enterprises, Inc.		75,900	1,455
The Coca-Cola Co.		72,300	2,914
			4,369
Food & Staples Retailing – 2.0%
CVS Corp.		236,600	6,251
Wal-Mart Stores, Inc.		45,900	2,148
			8,399

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Food Products 3.1%
Campbell Soup Co.	14,100	$420
Hormel Foods Corp.	78,925	2,579
Nestle SA:
(Reg.)	7,209	2,156
sponsored ADR	73,700	5,509
Smithfield Foods, Inc. (a)	92,900	2,843
		13,507
Household Products – 1.5%
Colgate-Palmolive Co.	81,000	4,443
Procter & Gamble Co.	36,160	2,093
		6,536
Tobacco 4.0%
Altria Group, Inc.	230,300	17,208

TOTAL CONSUMER STAPLES		50,019

ENERGY 1.6%
Energy Equipment & Services – 1.5%
Diamond Offshore Drilling, Inc.	47,300	3,290
ENSCO International, Inc.	35,100	1,557
Halliburton Co.	7,000	434
Pride International, Inc. (a)	30,800	947
		6,228
Oil, Gas & Consumable Fuels – 0.1%
XTO Energy, Inc.	10,500	461

TOTAL ENERGY		6,689

FINANCIALS – 18.2%
Commercial Banks – 3.3%
Bank of America Corp.	192,400	8,879
Boston Private Financial Holdings, Inc.	2,300	70
Uniao de Bancos Brasileiros SA (Unibanco) unit	130,800	1,645
Wachovia Corp.	70,500	3,727
		14,321
Consumer Finance – 3.2%
SLM Corp.	249,250	13,731
Diversified Financial Services – 0.3%
IntercontinentalExchange, Inc.	31,600	1,149

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – 11.3%
ACE Ltd.	78,700	$4,206
AFLAC, Inc.	107,180	4,975
American International Group, Inc.	517,950	35,339
Aspen Insurance Holdings Ltd.	5,900	140
Platinum Underwriters Holdings Ltd.	2,100	65
The St. Paul Travelers Companies, Inc.	82,100	3,667
XL Capital Ltd. Class A	7,000	472
		48,864
Thrifts & Mortgage Finance – 0.1%
Fannie Mae	10,800	527

TOTAL FINANCIALS		78,592

HEALTH CARE – 27.3%
Biotechnology – 2.6%
Affymetrix, Inc. (a)	800	38
Celgene Corp. (a)	3,500	227
Cephalon, Inc. (a)	35,300	2,285
Charles River Laboratories International, Inc. (a)	121,100	5,131
Gilead Sciences, Inc. (a)	66,100	3,479
		11,160
Health Care Equipment & Supplies – 2.4%
Alcon, Inc.	10,800	1,400
C.R. Bard, Inc.	28,400	1,872
Inverness Medical Innovations, Inc. (a)	10,700	254
Inverness Medical Innovations, Inc. (a)(e)	6,900	164
Nobel Biocare Holding AG (Switzerland)	10,807	2,377
Palomar Medical Technologies, Inc. (a)	30,163	1,057
Phonak Holding AG	21,262	916
Straumann Holding AG	7,514	1,741
Syneron Medical Ltd. (a)	18,400	584
		10,365
Health Care Providers & Services – 8.2%
Aetna, Inc.	84,000	7,922
Emdeon Corp. (a)	221,100	1,871
Humana, Inc. (a)	121,000	6,574
UnitedHealth Group, Inc.	294,630	18,308
WebMD Health Corp. Class A (d)	17,900	520
		35,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – 14.1%
Allergan, Inc.	24,600	$2,656
Barr Pharmaceuticals, Inc. (a)	33,800	2,105
Cipla Ltd.	259,633	2,585
Johnson & Johnson	233,200	14,015
Merck & Co., Inc.	35,000	1,113
Novartis AG sponsored ADR	75,100	3,941
Pfizer, Inc.	105,000	2,449
Roche Holding AG (participation certificate)	59,274	8,900
Sepracor, Inc. (a)	77,700	4,009
Teva Pharmaceutical Industries Ltd. sponsored ADR	112,703	4,847
Wyeth	310,300	14,296
		60,916

TOTAL HEALTH CARE		117,636

INDUSTRIALS – 6.8%
Aerospace & Defense – 2.5%
Honeywell International, Inc.	167,330	6,233
The Boeing Co.	6,900	485
United Technologies Corp.	73,500	4,109
		10,827
Industrial Conglomerates – 4.0%
General Electric Co.	487,580	17,090
Machinery – 0.3%
Toro Co.	31,600	1,383

TOTAL INDUSTRIALS		29,300

INFORMATION TECHNOLOGY – 20.9%
Communications Equipment – 6.1%
Alcatel SA sponsored ADR (a)(d)	515,300	6,390
Avaya, Inc. (a)	49,000	523
CIENA Corp. (a)	3,256,200	9,671
Corning, Inc. (a)	63,300	1,244
Finisar Corp. (a)(d)	1,395,824	2,903
NMS Communications Corp. (a)	180,300	629
Nokia Corp. sponsored ADR	17,700	324
Nortel Networks Corp. (a)	560,800	1,716

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Sonus Networks, Inc. (a)	330,700	$1,230
Sycamore Networks, Inc. (a)	330,000	1,426
		26,056
Computers & Peripherals – 0.4%
Dell, Inc. (a)	9,000	270
Sun Microsystems, Inc. (a)	375,000	1,571
		1,841
Internet Software & Services – 0.8%
aQuantive, Inc. (a)	37,270	941
Google, Inc. Class A (sub. vtg.) (a)	3,500	1,452
The Knot, Inc. (a)	11,800	135
Yahoo!, Inc. (a)	20,921	820
		3,348
Semiconductors & Semiconductor Equipment – 4.7%
Applied Materials, Inc.	106,900	1,918
Applied Micro Circuits Corp. (a)	770,610	1,980
ASML Holding NV (NY Shares) (a)	153,420	3,081
ATI Technologies, Inc. (a)	326,500	5,561
Intel Corp.	690	17
Linear Technology Corp.	26,900	970
LTX Corp. (a)	157,900	711
Mindspeed Technologies, Inc. (a)	68,366	161
PMC-Sierra, Inc. (a)	280,529	2,163
Silicon On Insulator Technologies SA (SOITEC) (a)	18,257	295
Teradyne, Inc. (a)	232,300	3,385
Xilinx, Inc.	7,057	178
		20,420
Software 8.9%
Activision, Inc. (a)	257,128	3,533
Cadence Design Systems, Inc. (a)	230,300	3,897
Gameloft (a)	32,736	212
Microsoft Corp.	887,660	23,212
NDS Group PLC sponsored ADR (a)	22,700	934
Oracle Corp. (a)	269,300	3,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Take-Two Interactive Software, Inc. (a)	72,800	$1,289
THQ, Inc. (a)	76,558	1,826
		38,191

TOTAL INFORMATION TECHNOLOGY		89,856

MATERIALS 1.5%
Metals & Mining – 1.5%
Apex Silver Mines Ltd. (a)	89,400	1,421
Newmont Mining Corp.	70,440	3,761
Placer Dome, Inc.	56,400	1,291
		6,473

TELECOMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	88,500	2,167
Qwest Communications International, Inc. (a)	70,200	397
Verizon Communications, Inc.	210,430	6,338
		8,902
Wireless Telecommunication Services – 1.4%
Sprint Nextel Corp.	255,900	5,978

TOTAL TELECOMMUNICATION SERVICES		14,880

UTILITIES – 0.1%
Independent Power Producers & Energy Traders – 0.1%
TXU Corp.	12,200	612
TOTAL COMMON STOCKS
(Cost $405,882)		418,295

Preferred Stocks 0.0%

Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)	6,900	0

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
		Shares	Value (Note 1)
			(000s)
Nonconvertible Preferred Stocks 0.0%
HEALTH CARE – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(e)		64,000	$0
TOTAL PREFERRED STOCKS
(Cost $452)			0
Convertible Bonds 0.7%
		Principal
		Amount (000s)
INFORMATION TECHNOLOGY – 0.7%
Communications Equipment – 0.7%
CIENA Corp. 3.75% 2/1/08		$2,960	2,738
TOTAL CONVERTIBLE BONDS
(Cost $2,784)			2,738
Money Market Funds 3.9%
		Shares
Fidelity Cash Central Fund, 4.28% (b)		12,313,832	12,314
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)		4,554,325	4,554
TOTAL MONEY MARKET FUNDS
(Cost $16,868)			16,868
TOTAL INVESTMENT PORTFOLIO 101.7%
(Cost $425,986)			437,901

NET OTHER ASSETS – (1.7)%			(7,217)
NET ASSETS 100%			$430,684

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	12

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $164,000 or
0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$104
GeneProt, Inc.
Series A	7/7/00	$348
Inverness Medical
Innovations, Inc.	12/14/05	$159

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Cash Central Fund	$570
Fidelity Securities Lending Cash Central Fund	122
Total	$692

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	84.6%
Switzerland	6.3%
France	2.3%
Canada	2.0%
Israel	1.2%
Bermuda	1.0%
Others (individually less than 1%) .	2.6%
100.0%

Income Tax Information

At June 30, 2005, the fund had a capital loss carryforward of approximately $229,083,000 of which $138,992,000 and $90,091,000 will expire on June 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	December 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $4,325) See accompanying schedule:
Unaffiliated issuers (cost $409,118)	$421,033
Affiliated Central Funds (cost $16,868)	16,868
Total Investments (cost $425,986)		$437,901
Cash		97
Receivable for investments sold		2,128
Receivable for fund shares sold		146
Dividends receivable		333
Interest receivable		121
Prepaid expenses		2
Other receivables		123
Total assets		440,851

Liabilities
Payable for investments purchased	$3,676
Payable for fund shares redeemed	1,577
Accrued management fee	115
Other affiliated payables	112
Other payables and accrued expenses	133
Collateral on securities loaned, at value	4,554
Total liabilities		10,167

Net Assets		$430,684
Net Assets consist of:
Paid in capital		$637,880
Undistributed net investment income		148
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(219,199)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		11,855
Net Assets, for 37,752 shares outstanding		$430,684
Net Asset Value, offering price and redemption price
per share ($430,684 ÷ 37,752 shares)		$11.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Statement of Operations
Amounts in thousands	Six months ended December 31, 2005 (Unaudited)

Investment Income
Dividends		$2,613
Interest		95
Income from affiliated Central Funds		692
Total income		3,400

Expenses
Management fee
Basic fee	$1,275
Performance adjustment	(572)
Transfer agent fees	603
Accounting and security lending fees	85
Independent trustees’ compensation	1
Custodian fees and expenses	62
Registration fees	8
Audit	30
Legal	4
Miscellaneous	45
Total expenses before reductions	1,541
Expense reductions	(249)	1,292

Net investment income (loss)		2,108
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $18)	12,148
Foreign currency transactions	14
Total net realized gain (loss)		12,162
Change in net unrealized appreciation (depreciation)
on:
Investment securities (net of increase in deferred
foreign taxes of $25)	19,774
Total change in net unrealized appreciation
(depreciation)		19,774
Net gain (loss)		31,936
Net increase (decrease) in net assets resulting from
operations		$34,044

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	December 31, 2005	June 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,108	$7,836
Net realized gain (loss)	12,162	29,781
Change in net unrealized appreciation
(depreciation)	19,774	(13,687)
Net increase (decrease) in net assets resulting
from operations	34,044	23,930
Distributions to shareholders from net investment
income	(5,199)	(6,449)
Share transactions
Proceeds from sales of shares	10,334	45,954
Reinvestment of distributions	5,074	6,299
Cost of shares redeemed	(72,562)	(151,373)
Net increase (decrease) in net assets resulting
from share transactions	(57,154)	(99,120)
Total increase (decrease) in net assets	(28,309)	(81,639)

Net Assets
Beginning of period	458,993	540,632
End of period (including undistributed net invest-
ment income of $148 and undistributed net in-
vestment income of $3,239, respectively)	$430,684	$458,993

Other Information
Shares
Sold	927	4,366
Issued in reinvestment of distributions	451	590
Redeemed	(6,516)	(14,295)
Net increase (decrease)	(5,138)	(9,339)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights
	Six months ended
	December 31, 2005	Years ended June 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 10.70	$ 10.35	$ 9.40	$ 9.33	$ 11.36	$ 15.84
Income from Investment
Operations
Net investment
income (loss)D	05	.16E	.07	.04	.03	.02
Net realized and un
realized gain (loss)	.79	.32	.93	.06	(2.02)	(2.05)
Total from investment
operations	84.48		1.00	.10	(1.99)	(2.03)
Distributions from net
investment income	(.13)	(.13)	(.05)	(.03)	(.04)	—
Distributions from net
realized gain	—	—	—	—	—	(1.93)
Distributions in excess of
net realized gain	—	—	—	—	—	(.52)
Total distributions	(.13)	(.13)	(.05)	(.03)	(.04)	(2.45)
Net asset value, end of
period	$ 11.41	$ 10.70	$ 10.35	$ 9.40	$ 9.33	$ 11.36
Total ReturnB,C	7.87%	4.64%	10.67%	1.11%	(17.56)%	(14.70)%
Ratios to Average Net AssetsF
Expenses before
reductions	69%A	.81%	.91%	1.17%	1.11%	.95%
Expenses net of fee
waivers, if any	69%A	.81%	.91%	1.17%	1.11%	.95%
Expenses net of all
reductions	58%A	.70%	.84%	.97%	.99%	.91%
Net investment
income (loss)	94%A	1.54%E	.73%	.43%	.32%	.19%
Supplemental Data
Net assets, end of
period (in millions)	$ 431	$ 459	$ 541	$ 690	$ 806	$ 1,344
Portfolio turnover rate	220%A	229%	249%	367%	259%	168%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.13% .
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Discovery Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The

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18

1. Significant Accounting Policies continued
Security Valuation continued

value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$27,916
Unrealized depreciation	(17,462)
Net unrealized appreciation (depreciation) .	$10,454
Cost for federal income tax purposes	$427,447

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

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20

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $459,641 and $493,381, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .31% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $122.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $246 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s transfer agent expenses by $3.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

22

Proxy Voting Results

A special meeting of the fund’s shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes
Dennis J. Dirks
Affirmative	6,466,243,048.91	95.846
Withheld .	280,219,946.87	4.154
TOTAL	6,746,462,995.78	100.000
Albert R. Gamper, Jr.B
Affirmative	6,459,041,833.49	95.740
Withheld .	287,421,162.29	4.260
TOTAL	6,746,462,995.78	100.000
Robert M. Gates
Affirmative	6,441,052,528.46	95.473
Withheld .	305,410,467.32	4.527
TOTAL	6,746,462,995.78	100.000
George H. Heilmeier
Affirmative	6,458,026,916.90	95.725
Withheld .	288,436,078.88	4.275
TOTAL	6,746,462,995.78	100.000
Abigail P. Johnson
Affirmative	6,427,896,599.31	95.278
Withheld .	318,566,396.47	4.722
TOTAL	6,746,462,995.78	100.000
Edward C. Johnson 3d
Affirmative	6,419,116,877.24	95.148
Withheld .	327,346,118.54	4.852
TOTAL	6,746,462,995.78	100.000
Stephen P. Jonas
Affirmative	6,459,780,830.40	95.751
Withheld .	286,682,165.38	4.249
TOTAL	6,746,462,995.78	100.000
Marie L. Knowles
Affirmative	6,461,769,188.96	95.780
Withheld .	284,693,806.82	4.220
TOTAL	6,746,462,995.78	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	6,460,406,353.14	95.760
Withheld .	286,056,642.64	4.240
TOTAL	6,746,462,995.78	100.000

Marvin L. Mann
Affirmative	6,440,555,199.19	95.466
Withheld .	305,907,796.59	4.534
TOTAL	6,746,462,995.78	100.000

William O. McCoy
Affirmative	6,440,823,478.66	95.470
Withheld .	305,639,517.12	4.530
TOTAL	6,746,462,995.78	100.000

Robert L. Reynolds
Affirmative	6,463,763,182.86	95.810
Withheld .	282,699,812.92	4.190
TOTAL	6,746,462,995.78	100.000

Cornelia M. Small
Affirmative	6,462,121,463.05	95.785
Withheld .	284,341,532.73	4.215
TOTAL	6,746,462,995.78	100.000

William S. Stavropoulos
Affirmative	6,453,499,157.83	95.658
Withheld .	292,963,837.95	4.342
TOTAL	6,746,462,995.78	100.000
Kenneth L. Wolfe
Affirmative	6,457,041,632.10	95.710
Withheld .	289,421,363.68	4.290
TOTAL	6,746,462,995.78	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

23 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Discovery Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Semiannual Report

24

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

26

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one , three , and five year periods. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s one year cumulative total return was lower than its benchmark.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

28

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s negative performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

Semiannual Report

30

expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

31 Semiannual Report

Investment Adviser
Fidelity Management &
Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisor
Fidelity International Investment
Advisor (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CII-USAN-0206 1.787778.102

Fidelity Fifty®

Semiannual Report December 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	12	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	16	Notes to the financial statements.
Proxy Voting Results	21
Board Approval of	23
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund ex penses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypotheti cal account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypotheti cal example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2005 to
	July 1, 2005	December 31, 2005	December 31, 2005
Actual	$1,000.00	$1,140.90	$4.16
Hypothetical (5% return per
year before expenses)	$1,000.00	$1,021.32	$3.92

* Expenses are equal to the Fund’s annualized expense ratio of .77%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	5.1	5.8
Microsoft Corp.	4.7	5.6
American International Group, Inc.	3.8	2.4
UnitedHealth Group, Inc.	3.7	3.1
3M Co.	3.4	1.4
Infosys Technologies Ltd.	3.3	3.7
Halliburton Co.	3.2	2.1
American Express Co.	2.9	4.4
Seagate Technology	2.8	3.4
Colgate Palmolive Co.	2.8	1.0
	35.5
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	27.4	31.2
Industrials	15.7	16.5
Financials	13.1	9.3
Energy	9.7	6.2
Consumer Discretionary	9.6	15.4

5 Semiannual Report

Investments December 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 94.6%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 9.6%
Diversified Consumer Services – 2.1%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	477,000	$ 8,757,720
Universal Technical Institute, Inc. (a)	326,400	10,098,816
		18,856,536
Hotels, Restaurants & Leisure 2.8%
Carnival Corp. unit	254,400	13,602,768
Kerzner International Ltd. (a)	160,250	11,017,188
		24,619,956
Internet & Catalog Retail 0.9%
eBay, Inc. (a)	189,400	8,191,550
Media – 1.4%
McGraw Hill Companies, Inc.	240,600	12,422,178
Multiline Retail – 1.5%
Target Corp.	246,700	13,561,099
Specialty Retail – 0.9%
Volcom, Inc.	243,000	8,264,430

TOTAL CONSUMER DISCRETIONARY		85,915,749

CONSUMER STAPLES 6.4%
Food & Staples Retailing – 1.6%
Walgreen Co.	320,000	14,163,200
Household Products – 2.6%
Colgate-Palmolive Co.	434,400	23,826,840
Personal Products 2.2%
Avon Products, Inc.	464,000	13,247,200
Herbalife Ltd.	192,700	6,266,604
		19,513,804

TOTAL CONSUMER STAPLES		57,503,844

ENERGY 9.7%
Energy Equipment & Services – 6.7%
Halliburton Co.	465,000	28,811,400
Nabors Industries Ltd. (a)	290,700	22,020,525
Schlumberger Ltd. (NY Shares)	100,700	9,783,005
		60,614,930
Oil, Gas & Consumable Fuels – 3.0%
Chesapeake Energy Corp.	189,300	6,006,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
EnCana Corp.	236,100	$ 10,674,307
Valero Energy Corp.	196,800	10,154,880
		26,835,676

TOTAL ENERGY		87,450,606

FINANCIALS – 13.1%
Capital Markets 1.5%
Ameritrade Holding Corp.	569,350	13,664,400
Commercial Banks – 1.0%
Wells Fargo & Co.	141,400	8,884,162
Consumer Finance – 2.9%
American Express Co.	493,500	25,395,510
Insurance – 7.7%
American International Group, Inc.	501,200	34,196,876
Aon Corp.	389,100	13,988,145
Prudential Financial, Inc.	195,600	14,315,964
XL Capital Ltd. Class A	102,600	6,913,188
		69,414,173

TOTAL FINANCIALS		117,358,245

HEALTH CARE – 8.7%
Health Care Equipment & Supplies – 2.7%
Alcon, Inc.	46,600	6,039,360
Baxter International, Inc.	303,700	11,434,305
ResMed, Inc. (a)	174,000	6,665,940
		24,139,605
Health Care Providers & Services – 6.0%
Henry Schein, Inc. (a)	477,800	20,851,192
UnitedHealth Group, Inc.	538,200	33,443,748
		54,294,940

TOTAL HEALTH CARE		78,434,545

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – 15.7%
Aerospace & Defense – 1.9%
Precision Castparts Corp.	264,100	$ 13,683,021
Rockwell Collins, Inc.	83,500	3,880,245
		17,563,266
Airlines – 3.8%
AirTran Holdings, Inc. (a)	1,144,530	18,346,816
Ryanair Holdings PLC sponsored ADR (a)(d)	279,500	15,649,205
		33,996,021
Commercial Services & Supplies – 1.2%
Monster Worldwide, Inc. (a)	258,700	10,560,134
Construction & Engineering – 1.8%
Jacobs Engineering Group, Inc. (a)	237,600	16,125,912
Industrial Conglomerates – 5.1%
3M Co.	401,000	31,077,500
General Electric Co.	425,100	14,899,755
		45,977,255
Machinery – 1.3%
Danaher Corp.	202,700	11,306,606
Trading Companies & Distributors – 0.6%
WESCO International, Inc. (a)	121,550	5,193,832

TOTAL INDUSTRIALS		140,723,026

INFORMATION TECHNOLOGY – 27.4%
Communications Equipment – 2.7%
Motorola, Inc.	275,800	6,230,322
Nice Systems Ltd. sponsored ADR (a)	43,200	2,080,512
QUALCOMM, Inc.	376,300	16,211,004
		24,521,838
Computers & Peripherals – 3.4%
Seagate Technology	1,243,400	24,855,566
UNOVA, Inc. (a)	166,900	5,641,220
		30,496,786
Electronic Equipment & Instruments – 1.3%
Agilent Technologies, Inc. (a)	347,300	11,561,617
Internet Software & Services – 6.5%
Google, Inc. Class A (sub. vtg.) (a)	111,700	46,339,861
Yahoo!, Inc. (a)	314,900	12,337,782
		58,677,643

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – 4.3%
Infosys Technologies Ltd.	444,842	$ 29,628,287
Paychex, Inc.	236,000	8,996,320
		38,624,607
Semiconductors & Semiconductor Equipment – 2.9%
Maxim Integrated Products, Inc.	320,600	11,618,544
MEMC Electronic Materials, Inc. (a)	394,400	8,743,848
Saifun Semiconductors Ltd.	16,100	506,667
SiRF Technology Holdings, Inc. (a)	180,100	5,366,980
		26,236,039
Software 6.3%
Microsoft Corp.	1,623,700	42,459,755
NAVTEQ Corp. (a)	320,300	14,051,561
		56,511,316

TOTAL INFORMATION TECHNOLOGY		246,629,846

MATERIALS 3.2%
Chemicals – 1.2%
Monsanto Co.	139,300	10,799,929
Metals & Mining – 2.0%
Carpenter Technology Corp.	260,300	18,343,341

TOTAL MATERIALS		29,143,270

TELECOMMUNICATION SERVICES – 0.8%
Wireless Telecommunication Services – 0.8%
American Tower Corp. Class A (a)	264,200	7,159,820
TOTAL COMMON STOCKS
(Cost $674,346,305)		850,318,951

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 5.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.28% (b)	46,348,831	$ 46,348,831
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c) .	349,500	349,500
TOTAL MONEY MARKET FUNDS
(Cost $46,698,331)		46,698,331
TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $721,044,636)		897,017,282

NET OTHER ASSETS – 0.2%		1,802,142
NET ASSETS 100%		$ 898,819,424

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$516,461
Fidelity Securities Lending Cash Central Fund	11,671
Total	$528,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	85.5%
Cayman Islands	3.5%
India	3.3%
Ireland	1.7%
Panama	1.5%
Bahamas (Nassau)	1.3%
Canada	1.2%
Netherlands Antilles	1.1%
Others (individually less than 1%) .	0.9%
100.0%

Income Tax Information

At June 30, 2005, the fund had a capital loss carryforward of approximately $19,507,658 of which $6,528,291 and $12,979,367 will expire on June 30, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $335,940) See accompanying schedule:
Unaffiliated issuers (cost $674,346,305)	$850,318,951
Affiliated Central Funds (cost $46,698,331)	46,698,331
Total Investments (cost $721,044,636)		$897,017,282
Cash		19,740
Receivable for investments sold		3,612,305
Receivable for fund shares sold		2,081,351
Dividends receivable		371,213
Interest receivable		146,604
Prepaid expenses		4,008
Other affiliated receivables		268
Other receivables		52,216
Total assets		903,304,987

Liabilities
Payable for investments purchased	$2,148,420
Payable for fund shares redeemed	1,350,289
Accrued management fee	335,404
Other affiliated payables	211,985
Other payables and accrued expenses	89,965
Collateral on securities loaned, at value	349,500
Total liabilities		4,485,563

Net Assets		$898,819,424
Net Assets consist of:
Paid in capital		$710,201,063
Undistributed net investment income		31,320
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		12,615,110
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		175,971,931
Net Assets, for 39,541,422 shares outstanding		$898,819,424
Net Asset Value, offering price and redemption price per
share ($898,819,424 ÷ 39,541,422 shares)		$22.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Statement of Operations
Six months ended December 31, 2005 (Unaudited)

Investment Income
Dividends		$2,990,620
Interest		591
Income from affiliated Central Funds		528,132
Total income		3,519,343

Expenses
Management fee
Basic fee	$2,393,357
Performance adjustment	(567,969)
Transfer agent fees	1,103,721
Accounting and security lending fees	139,482
Independent trustees’ compensation	1,816
Custodian fees and expenses	45,620
Registration fees	23,155
Audit	25,080
Legal	4,634
Miscellaneous	76,549
Total expenses before reductions	3,245,445
Expense reductions	(147,225)	3,098,220

Net investment income (loss)		421,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,030,394
Foreign currency transactions	12,023
Total net realized gain (loss)		42,042,417
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred for-
eign taxes of $2,451,888)	67,366,686
Assets and liabilities in foreign currencies	(2,521)
Total change in net unrealized appreciation
(depreciation)		67,364,165
Net gain (loss)		109,406,582
Net increase (decrease) in net assets resulting from
operations		$109,827,705

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	December 31, 2005	June 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$421,123	$2,939,756
Net realized gain (loss)	42,042,417	(14,877,083)
Change in net unrealized appreciation (depreciation) .	67,364,165	32,333,566
Net increase (decrease) in net assets resulting
from operations	109,827,705	20,396,239
Distributions to shareholders from net investment income .	(389,278)	(3,465,273)
Distributions to shareholders from net realized gain	(6,228,446)	—
Total distributions	(6,617,724)	(3,465,273)
Share transactions
Proceeds from sales of shares	79,177,803	122,958,183
Reinvestment of distributions	6,474,021	3,385,192
Cost of shares redeemed	(85,104,599)	(274,410,739)
Net increase (decrease) in net assets resulting from
share transactions	547,225	(148,067,364)
Redemption fees	4,419	20,056
Total increase (decrease) in net assets	103,761,625	(131,116,342)

Net Assets
Beginning of period	795,057,799	926,174,141
End of period (including undistributed net investment
income of $31,320 and accumulated net investment
loss of $525, respectively)	$898,819,424	$795,057,799

Other Information
Shares
Sold	3,610,740	6,338,234
Issued in reinvestment of distributions	282,092	166,267
Redeemed	(3,957,112)	(14,165,617)
Net increase (decrease)	(64,280)	(7,661,116)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights
	Six months ended
	December 31, 2005	Years ended June 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 20.07	$ 19.59	$ 17.90	$ 17.19	$ 16.80	$ 21.68
Income from Investment
Operations
Net investment income
(loss)E	01	.07F	(.05)	.11	.10	.12
Net realized and un
realized gain (loss) .	2.82	.49	1.77	.73	.36	(1.86)
Total from investment
operations	2.83	.56	1.72	.84	.46	(1.74)
Distributions from net
investment income	(.01)	(.08)	(.03)	(.13)	(.08)	(.25)
Distributions from net
realized gain	(.16)	—	—	—	—	(2.30)
Distributions in excess of
net realized gain	—	—	—	—	—	(.60)
Total distributions	(.17)	(.08)	(.03)	(.13)	(.08)	(3.15)
Redemption fees added
to paid in capitalE	—H	—H	—H	—H	.01	.01
Net asset value, end of
period	$ 22.73	$ 20.07	$ 19.59	$ 17.90	$ 17.19	$ 16.80

Total ReturnB,C,D	14.09%	2.85%	9.63%	4.98%	2.83%	(8.76)%
Ratios to Average Net AssetsG
Expenses before
reductions	77%A	.97%	1.05%	1.08%	1.12%	.95%
Expenses net of fee
waivers, if any	77%A	.97%	1.05%	1.08%	1.12%	.95%
Expenses net of all
reductions	74%A	.92%	.99%	.93%	1.09%	.90%
Net investment income
(loss)	10%A	.35%F	(.29)%	.66%	.61%	.66%
Supplemental Data
Net assets, end of pe
riod (000 omitted) .	$898,819	$795,058	$926,174	$892,524	$741,446	$429,373
Portfolio turnover rate	91%A	110%	161%	230%	50%	158%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the former sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.14)%.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Fifty (the fund) is a non diversified fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The fund may invest in affili ated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

16

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

17 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, deferred trus tees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$185,645,796
Unrealized depreciation	(10,134,409)
Net unrealized appreciation (depreciation)	$175,511,387
Cost for federal income tax purposes	$721,505,895

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $371,140,745 and $396,830,222, respectively.

Semiannual Report

18

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .43% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,065 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $11,671.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $136,431 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s transfer agent expenses by $10,794.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

20

Proxy Voting Results

A special meeting of the fund’s shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes
Dennis J. Dirks
Affirmative	6,466,243,048.91	95.846
Withheld .	280,219,946.87	4.154
TOTAL	6,746,462,995.78	100.000
Albert R. Gamper, Jr.B
Affirmative	6,459,041,833.49	95.740
Withheld .	287,421,162.29	4.260
TOTAL	6,746,462,995.78	100.000
Robert M. Gates
Affirmative	6,441,052,528.46	95.473
Withheld .	305,410,467.32	4.527
TOTAL	6,746,462,995.78	100.000
George H. Heilmeier
Affirmative	6,458,026,916.90	95.725
Withheld .	288,436,078.88	4.275
TOTAL	6,746,462,995.78	100.000
Abigail P. Johnson
Affirmative	6,427,896,599.31	95.278
Withheld .	318,566,396.47	4.722
TOTAL	6,746,462,995.78	100.000
Edward C. Johnson 3d
Affirmative	6,419,116,877.24	95.148
Withheld .	327,346,118.54	4.852
TOTAL	6,746,462,995.78	100.000
Stephen P. Jonas
Affirmative	6,459,780,830.40	95.751
Withheld .	286,682,165.38	4.249
TOTAL	6,746,462,995.78	100.000
Marie L. Knowles
Affirmative	6,461,769,188.96	95.780
Withheld .	284,693,806.82	4.220
TOTAL	6,746,462,995.78	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	6,460,406,353.14	95.760
Withheld .	286,056,642.64	4.240
TOTAL	6,746,462,995.78	100.000

Marvin L. Mann
Affirmative	6,440,555,199.19	95.466
Withheld .	305,907,796.59	4.534
TOTAL	6,746,462,995.78	100.000

William O. McCoy
Affirmative	6,440,823,478.66	95.470
Withheld .	305,639,517.12	4.530
TOTAL	6,746,462,995.78	100.000

Robert L. Reynolds
Affirmative	6,463,763,182.86	95.810
Withheld .	282,699,812.92	4.190
TOTAL	6,746,462,995.78	100.000

Cornelia M. Small
Affirmative	6,462,121,463.05	95.785
Withheld .	284,341,532.73	4.215
TOTAL	6,746,462,995.78	100.000

William S. Stavropoulos
Affirmative	6,453,499,157.83	95.658
Withheld .	292,963,837.95	4.342
TOTAL	6,746,462,995.78	100.000
Kenneth L. Wolfe
Affirmative	6,457,041,632.10	95.710
Withheld .	289,421,363.68	4.290
TOTAL	6,746,462,995.78	100.000

21 Semiannual Report

Proxy Voting Results - continued

PROPOSAL 2
To change Fidelity Fifty from a diver-
sified to a non-diversified fund.

Fidelity Fifty
	# of	% of
	Votes	Votes
Affirmative	293,717,896.98	69.635
Against	90,371,041.62	21.425
Abstain	30,116,312.09	7.140
Broker Non
Votes	7,593,718.32	1.800
TOTAL	421,798,969.01	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Semiannual Report 22

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fifty

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

23 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

Semiannual Report

24

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one year period, the first quartile for the three year period and the second quartile for the five year period. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s one year cumulative total return was lower than its benchmark.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services

Semiannual Report

26

provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s positive performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s positive performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

28

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Semiannual Report

30

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management &
Research Company (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FIF USAN-0206 1.787779.102

Fidelity® Fund

Semiannual Report December 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example

Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.

Investments	6	A complete list of the fund’s investments
		with their market values.

Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	19	Notes to the financial statements.
Proxy Voting Results	25
Board Approval of	26
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to op erate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2005 to
	July 1, 2005	December 31, 2005	December 31, 2005
Actual	$1,000.00	$1,077.00	$3.14
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.18	$3.06

* Expenses are equal to the Fund’s annualized expense ratio of .60%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Electric Co.	3.1	4.8
American International Group, Inc.	3.1	1.6
Roche Holding AG (participation certificate)	2.4	2.1
American Express Co.	2.4	2.5
McGraw Hill Companies, Inc.	2.3	1.9
Google, Inc. Class A (sub. vtg.)	2.3	0.5
Merrill Lynch & Co., Inc.	2.2	1.7
Altria Group, Inc.	2.1	1.8
Bank of America Corp.	2.0	1.4
Staples, Inc.	2.0	2.0
	23.9
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	23.1	15.5
Information Technology	15.5	17.1
Health Care	14.7	14.4
Consumer Discretionary	11.8	12.3
Industrials	10.3	15.0

5 Semiannual Report

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 100.2%

	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 11.8%
Auto Components 0.3%
Johnson Controls, Inc.	336,900	$24,563
Hotels, Restaurants & Leisure 0.8%
Carnival Corp. unit	622,085	33,263
Starwood Hotels & Resorts Worldwide, Inc. unit	613,100	39,153
		72,416
Household Durables – 3.0%
D.R. Horton, Inc.	1,644,700	58,765
Fortune Brands, Inc.	1,558,200	121,571
Garmin Ltd. (d)	705,500	46,810
KB Home	845,900	61,463
		288,609
Internet & Catalog Retail 0.5%
eBay, Inc. (a)	1,061,200	45,897
Media – 3.1%
Grupo Televisa SA de CV (CPO) sponsored ADR	474,700	38,213
Lamar Advertising Co. Class A (a)	786,416	36,285
McGraw Hill Companies, Inc.	4,256,200	219,748
		294,246
Multiline Retail – 1.6%
Federated Department Stores, Inc.	2,317,000	153,687
Specialty Retail – 2.5%
Circuit City Stores, Inc.	1,052,700	23,780
Lowe’s Companies, Inc.	382,400	25,491
Staples, Inc.	8,398,150	190,722
		239,993

TOTAL CONSUMER DISCRETIONARY		1,119,411

CONSUMER STAPLES 9.3%
Beverages – 2.2%
PepsiCo, Inc.	2,858,590	168,885
Pernod Ricard SA	215,600	37,622
		206,507
Food & Staples Retailing – 1.7%
CVS Corp.	2,981,100	78,761
Walgreen Co.	1,846,400	81,722
		160,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Food Products 2.2%
Kellogg Co.	1,549,500	$66,969
Lindt & Spruengli AG (participation certificate)	13,324	22,683
Nestle SA (Reg.)	415,422	124,247
		213,899
Household Products – 1.1%
Colgate-Palmolive Co.	354,200	19,428
Procter & Gamble Co.	1,536,744	88,947
		108,375
Tobacco 2.1%
Altria Group, Inc.	2,643,800	197,545

TOTAL CONSUMER STAPLES		886,809

ENERGY 8.7%
Energy Equipment & Services – 3.8%
Baker Hughes, Inc.	810,400	49,256
BJ Services Co.	256,200	9,395
GlobalSantaFe Corp.	634,500	30,551
Halliburton Co.	1,699,100	105,276
Nabors Industries Ltd. (a)	406,000	30,755
Schlumberger Ltd. (NY Shares)	1,362,600	132,377
		357,610
Oil, Gas & Consumable Fuels – 4.9%
Amerada Hess Corp.	336,400	42,662
Burlington Resources, Inc.	60,200	5,189
Canadian Natural Resources Ltd.	508,800	25,222
Chesapeake Energy Corp.	440,600	13,980
ConocoPhillips	836,692	48,679
Devon Energy Corp.	691,200	43,228
EOG Resources, Inc.	263,000	19,296
Exxon Mobil Corp.	905,400	50,856
Kerr-McGee Corp.	209,200	19,008
Occidental Petroleum Corp.	705,500	56,355
Total SA sponsored ADR	188,800	23,864
Valero Energy Corp.	2,280,400	117,669
		466,008

TOTAL ENERGY		823,618

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – 23.1%
Capital Markets 5.7%
Ameritrade Holding Corp.	451,800	$10,843
Goldman Sachs Group, Inc.	1,265,100	161,566
Janus Capital Group, Inc.	2,137,800	39,827
Merrill Lynch & Co., Inc.	3,148,400	213,241
Nomura Holdings, Inc. sponsored ADR	2,301,800	44,241
State Street Corp.	289,300	16,039
UBS AG (Reg.)	572,740	54,496
		540,253
Commercial Banks – 4.0%
Bank of America Corp.	4,234,765	195,434
Mizuho Financial Group, Inc.	4,389	34,842
Standard Chartered PLC (United Kingdom)	3,286,162	73,262
Wells Fargo & Co.	1,262,000	79,291
		382,829
Consumer Finance – 3.6%
American Express Co.	4,388,292	225,822
SLM Corp.	2,148,350	118,353
		344,175
Insurance – 6.7%
AFLAC, Inc.	1,797,200	83,426
American International Group, Inc.	4,296,500	293,150
Genworth Financial, Inc. Class A (non-vtg.)	1,471,400	50,881
Hartford Financial Services Group, Inc.	1,033,100	88,733
The Chubb Corp.	345,600	33,748
XL Capital Ltd. Class A	1,339,600	90,262
		640,200
Real Estate 2.2%
AvalonBay Communities, Inc.	478,300	42,688
Equity Residential (SBI)	605,000	23,668
Mitsubishi Estate Co. Ltd.	2,783,000	57,829
Mitsui Fudosan Co. Ltd.	3,468,000	70,445
United Dominion Realty Trust, Inc. (SBI)	423,200	9,920
		204,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Thrifts & Mortgage Finance – 0.9%
Freddie Mac	312,500	$20,422
Golden West Financial Corp., Delaware	978,500	64,581
		85,003

TOTAL FINANCIALS		2,197,010

HEALTH CARE – 14.7%
Biotechnology – 2.6%
Amgen, Inc. (a)	1,822,200	143,699
Biogen Idec, Inc. (a)	990,800	44,913
MedImmune, Inc. (a)	999,400	34,999
ONYX Pharmaceuticals, Inc. (a)(d)	749,500	21,556
		245,167
Health Care Equipment & Supplies – 4.3%
Becton, Dickinson & Co.	1,681,700	101,037
C.R. Bard, Inc.	2,134,000	140,673
Hospira, Inc. (a)	874,600	37,415
Nobel Biocare Holding AG (Switzerland)	89,626	19,712
St. Jude Medical, Inc. (a)	2,283,000	114,607
		413,444
Health Care Providers & Services – 2.7%
Aetna, Inc.	549,400	51,814
Cardinal Health, Inc.	362,600	24,929
UnitedHealth Group, Inc.	2,834,500	176,136
		252,879
Pharmaceuticals – 5.1%
Johnson & Johnson	1,085,900	65,263
Novartis AG sponsored ADR	2,184,100	114,622
Roche Holding AG (participation certificate)	1,535,696	230,588
Wyeth	1,620,040	74,635
		485,108

TOTAL HEALTH CARE		1,396,598

INDUSTRIALS – 10.3%
Aerospace & Defense – 5.4%
BAE Systems PLC	3,346,369	21,992
EADS NV	1,660,679	62,715
Goodrich Corp.	618,400	25,416

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Aerospace & Defense – continued
Honeywell International, Inc.	3,667,900	$136,629
Lockheed Martin Corp.	719,030	45,752
Meggitt PLC	5,462,847	34,045
Rolls Royce Group PLC	4,141,400	30,479
The Boeing Co.	2,261,700	158,862
		515,890
Electrical Equipment – 0.5%
ABB Ltd. (Reg.) (a)	4,641,274	45,035
Industrial Conglomerates – 3.5%
General Electric Co.	8,377,226	293,620
Smiths Group PLC	1,891,500	34,061
		327,681
Machinery – 0.8%
ITT Industries, Inc.	727,500	74,802
Road & Rail 0.1%
Laidlaw International, Inc.	564,710	13,118

TOTAL INDUSTRIALS		976,526

INFORMATION TECHNOLOGY – 15.5%
Communications Equipment – 4.2%
Corning, Inc. (a)	2,149,100	42,251
Juniper Networks, Inc. (a)	809,535	18,053
Motorola, Inc.	6,816,700	153,989
Nokia Corp. sponsored ADR	1,257,000	23,003
QUALCOMM, Inc.	3,774,572	162,609
		399,905
Computers & Peripherals – 3.4%
Apple Computer, Inc. (a)	2,545,000	182,960
Hewlett-Packard Co.	838,300	24,001
International Business Machines Corp.	173,800	14,286
Network Appliance, Inc. (a)	2,574,500	69,512
Sun Microsystems, Inc. (a)	8,928,200	37,409
		328,168
Electronic Equipment & Instruments – 0.8%
Amphenol Corp. Class A	1,626,600	71,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – 3.8%
Google, Inc. Class A (sub. vtg.) (a)	526,700	$218,507
Yahoo!, Inc. (a)	3,532,720	138,412
		356,919
Office Electronics – 0.2%
Canon, Inc.	410,800	24,167
Semiconductors & Semiconductor Equipment – 1.5%
Applied Materials, Inc.	1,621,600	29,092
Freescale Semiconductor, Inc. Class B (a)	1,535,197	38,641
Intel Corp.	2,959,295	73,864
		141,597
Software 1.6%
Citrix Systems, Inc. (a)	1,938,334	55,785
Cognos, Inc. (a)	872,200	30,423
Microsoft Corp.	2,363,800	61,813
		148,021

TOTAL INFORMATION TECHNOLOGY		1,470,770

MATERIALS 5.4%
Chemicals – 4.6%
Ecolab, Inc.	2,539,500	92,108
Monsanto Co.	2,459,427	190,679
Praxair, Inc.	2,853,676	151,131
		433,918
Containers & Packaging – 0.6%
Owens Illinois, Inc. (a)	2,575,700	54,193
Metals & Mining – 0.2%
Newmont Mining Corp.	384,500	20,532

TOTAL MATERIALS		508,643

TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	1,269,900	31,100
Verizon Communications, Inc.	813,300	24,497
		55,597

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – 0.8%
Independent Power Producers & Energy Traders – 0.1%
TXU Corp.	282,600	$14,184
Multi-Utilities – 0.7%
Dominion Resources, Inc.	554,000	42,769
PG&E Corp.	635,100	23,575
		66,344

TOTAL UTILITIES		80,528

TOTAL COMMON STOCKS
(Cost $8,265,390)		9,515,510

Nonconvertible Preferred Stocks 0.0%

HEALTH CARE – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(e)	710,000	1
INDUSTRIALS – 0.0%
Aerospace & Defense – 0.0%
Rolls Royce Group PLC Series B	107,394,360	190
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,046)		191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Money Market Funds 1.3%
	Shares	Value (Note 1)
		(000s)
Fidelity Cash Central Fund, 4.28% (b)	84,694,476	$84,694
Fidelity Securities Lending Cash Central Fund,
4.35% (b)(c)	41,743,250	41,743
TOTAL MONEY MARKET FUNDS
(Cost $126,437)		126,437
TOTAL INVESTMENT PORTFOLIO 101.5%
(Cost $8,395,873)		9,642,138

NET OTHER ASSETS – (1.5)%		(139,292)
NET ASSETS 100%		$9,502,846

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,000 or
0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
GeneProt, Inc.
Series A	7/7/00	$3,866

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Cash Central Fund	$1,070
Fidelity Securities Lending Cash Central Fund	491
Total	$1,561

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	84.0%
Switzerland	6.4%
Japan	2.4%
United Kingdom	2.0%
Netherlands Antilles	1.4%
Others (individually less than 1%) .	3.8%
100.0%

Income Tax Information

At June 30, 2005, the fund had a capital loss carryforward of approximately $1,653,800,000 of which $557,393,000 and $1,096,407,000 will expire on June 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	December 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $41,740) See accompanying schedule:
Unaffiliated issuers (cost $8,269,436)	$9,515,701
Affiliated Central Funds (cost $126,437)	126,437
Total Investments (cost $8,395,873)		$9,642,138
Receivable for fund shares sold		6,589
Dividends receivable		10,980
Interest receivable		226
Prepaid expenses		51
Other affiliated receivables		92
Other receivables		810
Total assets		9,660,886

Liabilities
Payable to custodian bank	$1,424
Payable for fund shares redeemed	109,533
Accrued management fee	2,907
Other affiliated payables	2,041
Other payables and accrued expenses	392
Collateral on securities loaned, at value	41,743
Total liabilities		158,040

Net Assets		$9,502,846
Net Assets consist of:
Paid in capital		$9,440,386
Distributions in excess of net investment income		(899)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(1,182,901)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		1,246,260
Net Assets, for 298,610 shares outstanding		$9,502,846
Net Asset Value, offering price and redemption price per
share ($9,502,846 ÷ 298,610 shares)		$31.82

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended December 31, 2005 (Unaudited)

Investment Income
Dividends		$60,994
Interest		24
Income from affiliated Central Funds		1,561
Total income		62,579

Expenses
Management fee	$17,807
Transfer agent fees	10,504
Accounting and security lending fees	622
Independent trustees’ compensation	22
Appreciation in deferred trustee compensation account	10
Custodian fees and expenses	166
Registration fees	20
Audit	54
Legal	41
Interest	86
Miscellaneous	380
Total expenses before reductions	29,712
Expense reductions	(1,902)	27,810

Net investment income (loss)		34,769
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	509,263
Foreign currency transactions	106
Total net realized gain (loss)		509,369
Change in net unrealized appreciation (depreciation) on:
Investment securities	185,691
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation
(depreciation)		185,687
Net gain (loss)		695,056
Net increase (decrease) in net assets resulting from
operations		$729,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Changes in Net Assets
	Six months ended	Year ended
	December 31, 2005	June 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,769	$157,377
Net realized gain (loss)	509,369	394,671
Change in net unrealized appreciation (depreciation) .	185,687	(82,643)
Net increase (decrease) in net assets resulting
from operations	729,825	469,405
Distributions to shareholders from net investment income .	(64,470)	(136,110)
Share transactions
Proceeds from sales of shares	289,884	1,123,020
Reinvestment of distributions	61,324	129,470
Cost of shares redeemed	(1,692,049)	(1,906,926)
Net increase (decrease) in net assets resulting from
share transactions	(1,340,841)	(654,436)
Total increase (decrease) in net assets	(675,486)	(321,141)

Net Assets
Beginning of period	10,178,332	10,499,473
End of period (including distributions in excess of net
investment income of $899 and undistributed net
investment income of $28,802, respectively)	$9,502,846	$10,178,332

Other Information
Shares
Sold	9,437	38,805
Issued in reinvestment of distributions	2,011	4,442
Redeemed	(55,118)	(65,414)
Net increase (decrease)	(43,670)	(22,167)

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights
	Six months ended
	December 31, 2005	Years ended June 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 29.74	$ 28.81	$ 24.46	$ 25.03	$ 31.84	$ 41.81
Income from Investment
Operations
Net investment
income (loss)D	11	.44E	.24	.21	.23	.19
Net realized and un
realized gain (loss)	2.17	.87	4.35	(.57)	(6.83)	(4.72)
Total from investment
operations	2.28	1.31	4.59	(.36)	(6.60)	(4.53)
Distributions from net
investment income	(.20)	(.38)	(.24)	(.21)	(.21)	(.21)
Distributions in excess of
net investment income	—	—	—	—	—	(.03)
Distributions from net
realized gain	—	—	—	—	—	(2.87)
Distributions in excess of
net realized gain	—	—	—	—	—	(2.33)
Total distributions	(.20)	(.38)	(.24)	(.21)	(.21)	(5.44)
Net asset value, end of
period	$ 31.82	$ 29.74	$ 28.81	$ 24.46	$ 25.03	$ 31.84
Total ReturnB,C	7.70%	4.58%	18.81%	(1.36)%	(20.78)%	(11.76)%
Ratios to Average Net AssetsF
Expenses before
reductions	60%A	.60%	.61%	.63%	.59%	.56%
Expenses net of fee
waivers, if any	60%A	.60%	.61%	.63%	.59%	.56%
Expenses net of all
reductions	56%A	.57%	.59%	.61%	.53%	.51%
Net investment
income (loss)	70%A	1.52%E	.89%	.93%	.82%	.55%
Supplemental Data
Net assets, end of
period (in millions)	$ 9,503	$10,178	$10,499	$ 9,335	$10,486	$14,294
Portfolio turnover rate	71%A	74%	53%	32%	155%	217%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.09% .
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Notes to Financial Statements

For the period ended December 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result,

Semiannual Report

20

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, deferred trus tees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,408,758
Unrealized depreciation	(191,462)
Net unrealized appreciation (depreciation)	$1,217,296
Cost for federal income tax purposes	$8,424,842

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $3,476,197 and $4,767,725, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

22

4. Fees and Other Transactions with Affiliates continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $78 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average	Interest
Borrower or Lender	Loan Balance	Interest Rate	Expense
Borrower	$37,622	4.10%	$86

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $491.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,738 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $3 and $161, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the fund.

Semiannual Report

24

Proxy Voting Results

A special meeting of the fund’s shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes
Dennis J. Dirks
Affirmative	6,466,243,048.91	95.846
Withheld .	280,219,946.87	4.154
TOTAL	6,746,462,995.78	100.000
Albert R. Gamper, Jr.B
Affirmative	6,459,041,833.49	95.740
Withheld .	287,421,162.29	4.260
TOTAL	6,746,462,995.78	100.000
Robert M. Gates
Affirmative	6,441,052,528.46	95.473
Withheld .	305,410,467.32	4.527
TOTAL	6,746,462,995.78	100.000
George H. Heilmeier
Affirmative	6,458,026,916.90	95.725
Withheld .	288,436,078.88	4.275
TOTAL	6,746,462,995.78	100.000
Abigail P. Johnson
Affirmative	6,427,896,599.31	95.278
Withheld .	318,566,396.47	4.722
TOTAL	6,746,462,995.78	100.000
Edward C. Johnson 3d
Affirmative	6,419,116,877.24	95.148
Withheld .	327,346,118.54	4.852
TOTAL	6,746,462,995.78	100.000
Stephen P. Jonas
Affirmative	6,459,780,830.40	95.751
Withheld .	286,682,165.38	4.249
TOTAL	6,746,462,995.78	100.000
Marie L. Knowles
Affirmative	6,461,769,188.96	95.780
Withheld .	284,693,806.82	4.220
TOTAL	6,746,462,995.78	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	6,460,406,353.14	95.760
Withheld .	286,056,642.64	4.240
TOTAL	6,746,462,995.78	100.000

Marvin L. Mann
Affirmative	6,440,555,199.19	95.466
Withheld .	305,907,796.59	4.534
TOTAL	6,746,462,995.78	100.000

William O. McCoy
Affirmative	6,440,823,478.66	95.470
Withheld .	305,639,517.12	4.530
TOTAL	6,746,462,995.78	100.000

Robert L. Reynolds
Affirmative	6,463,763,182.86	95.810
Withheld .	282,699,812.92	4.190
TOTAL	6,746,462,995.78	100.000

Cornelia M. Small
Affirmative	6,462,121,463.05	95.785
Withheld .	284,341,532.73	4.215
TOTAL	6,746,462,995.78	100.000

William S. Stavropoulos
Affirmative	6,453,499,157.83	95.658
Withheld .	292,963,837.95	4.342
TOTAL	6,746,462,995.78	100.000
Kenneth L. Wolfe
Affirmative	6,457,041,632.10	95.710
Withheld .	289,421,363.68	4.290
TOTAL	6,746,462,995.78	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Semiannual Report

26

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

28

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one and five year periods and the third quartile for the three year period. The Board also stated that the relative investment performance of the fund was lower than its bench mark over time. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Semiannual Report

30

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over

Semiannual Report

32

time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

33 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 34

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

35 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 36

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

37 Semiannual Report

37

Semiannual Report

38

39 Semiannual Report

Investment Adviser
Fidelity Management &
Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FID-USAN-0206 1.787780.102

Fidelity® Growth & Income II Portfolio

Semiannual Report December 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	16	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	20	Notes to the financial statements.
Proxy Voting Results	25
Board Approval of	26
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expense Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1 2005 to
	July 1, 2005	December 31, 2005	December 31, 2005
Actual	$1,000.00	$1,118.70	$4.65
Hypothetical (5% return per
year before expenses)	$1,000.00	$1,020.82	$4.43

* Expenses are equal to the Fund’s annualized expense ratio of .87%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Microsoft Corp.	4.4	3.1
General Electric Co.	4.1	0.0
American International Group, Inc.	3.2	3.2
Johnson & Johnson	2.2	0.0
Exxon Mobil Corp.	2.2	3.9
UnitedHealth Group, Inc.	2.0	1.0
Bank of America Corp.	1.9	0.0
Wachovia Corp.	1.5	0.0
Altria Group, Inc.	1.4	1.8
United Technologies Corp.	1.4	0.0
	24.3
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	19.2	17.9
Information Technology	18.4	17.4
Health Care	15.8	7.7
Industrials	13.4	7.0
Consumer Discretionary	9.0	14.7

5 Semiannual Report

Investments December 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 95.8%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 9.0%
Hotels, Restaurants & Leisure 1.4%
Ctrip.com International Ltd. sponsored ADR	2,000	$115,500
Kerzner International Ltd. (a)	5,100	350,625
Marriott International, Inc. Class A	6,500	435,305
Sonic Corp. (a)	18,800	554,600
Starbucks Corp. (a)	20,200	606,202
Wendy’s International, Inc.	7,600	419,976
Wynn Resorts Ltd. (a)	4,106	225,214
		2,707,422
Household Durables – 0.7%
Sharp Corp.	81,000	1,232,467
Internet & Catalog Retail 0.7%
eBay, Inc. (a)	25,900	1,120,175
Expedia, Inc. (a)	6,700	160,532
		1,280,707
Media – 2.4%
CCE Spinco, Inc. (a)	1,250	16,375
Clear Channel Communications, Inc.	10,000	314,500
E.W. Scripps Co. Class A	20,500	984,410
Lamar Advertising Co. Class A (a)	8,700	401,418
News Corp. Class A	17,600	273,680
Time Warner, Inc.	51,800	903,392
Univision Communications, Inc. Class A (a)	22,600	664,214
Walt Disney Co.	24,400	584,868
XM Satellite Radio Holdings, Inc. Class A (a)	10,700	291,896
		4,434,753
Multiline Retail – 0.9%
Dollar General Corp.	16,200	308,934
JCPenney Co., Inc.	9,400	522,640
Target Corp.	16,600	912,502
		1,744,076
Specialty Retail – 2.9%
Bed Bath & Beyond, Inc. (a)	14,900	538,635
Best Buy Co., Inc.	21,400	930,472
Chico’s FAS, Inc. (a)	1,200	52,716
Home Depot, Inc.	30,800	1,246,784
Lowe’s Companies, Inc.	9,400	626,604
PETsMART, Inc.	18,800	482,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Staples, Inc.	45,343	$ 1,029,740
Tiffany & Co., Inc.	14,700	562,863
		5,470,222

TOTAL CONSUMER DISCRETIONARY		16,869,647

CONSUMER STAPLES 5.5%
Beverages – 0.8%
PepsiCo, Inc.	24,600	1,453,368
Food & Staples Retailing – 0.8%
CVS Corp.	30,500	805,810
Safeway, Inc.	9,400	222,404
Wal-Mart Stores, Inc.	10,600	496,080
		1,524,294
Food Products 1.1%
Bunge Ltd.	9,700	549,117
Corn Products International, Inc.	3,100	74,059
Nestle SA sponsored ADR	18,700	1,397,825
		2,021,001
Household Products – 1.4%
Colgate-Palmolive Co.	39,900	2,188,515
Procter & Gamble Co.	7,600	439,888
		2,628,403
Tobacco 1.4%
Altria Group, Inc.	35,730	2,669,746

TOTAL CONSUMER STAPLES		10,296,812

ENERGY 8.8%
Energy Equipment & Services – 5.1%
Cooper Cameron Corp. (a)	49,200	2,036,880
ENSCO International, Inc.	28,600	1,268,410
Halliburton Co.	34,900	2,162,404
Nabors Industries Ltd. (a)	9,000	681,750
Schlumberger Ltd. (NY Shares)	27,300	2,652,195
Smith International, Inc.	3,400	126,174
Weatherford International Ltd. (a)	17,600	637,120
		9,564,933

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – 3.7%
ConocoPhillips	16,000	$930,880
Exxon Mobil Corp.	71,400	4,010,538
Peabody Energy Corp.	7,200	593,424
Valero Energy Corp.	26,400	1,362,240
		6,897,082

TOTAL ENERGY		16,462,015

FINANCIALS – 19.2%
Capital Markets 3.3%
Ameriprise Financial, Inc.	16,000	656,000
Ameritrade Holding Corp.	14,000	336,000
Charles Schwab Corp.	16,400	240,588
Franklin Resources, Inc.	3,700	347,837
Goldman Sachs Group, Inc.	7,700	983,367
Investors Financial Services Corp.	13,100	482,473
Merrill Lynch & Co., Inc.	22,000	1,490,060
Nomura Holdings, Inc. sponsored ADR	26,800	515,096
State Street Corp.	21,800	1,208,592
		6,260,013
Commercial Banks – 5.2%
Bank of America Corp.	76,800	3,544,320
Mitsui Trust Holdings, Inc.	15,000	180,145
Mizuho Financial Group, Inc.	11	87,325
Nishi-Nippon City Bank Ltd.	40,000	238,836
Standard Chartered PLC (United Kingdom)	28,100	626,463
Sumitomo Mitsui Financial Group, Inc.	30	318,053
Wachovia Corp.	52,800	2,791,008
Wells Fargo & Co.	31,000	1,947,730
		9,733,880
Consumer Finance – 0.7%
American Express Co.	13,800	710,148
Capital One Financial Corp.	7,800	673,920
		1,384,068
Diversified Financial Services – 0.7%
Citigroup, Inc.	22,900	1,111,337
NETeller PLC (a)	14,900	188,536
		1,299,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – 7.2%
AFLAC, Inc.	6,500	$301,730
American International Group, Inc.	87,830	5,992,641
Endurance Specialty Holdings Ltd.	7,497	268,767
Everest Re Group Ltd.	6,500	652,275
Fidelity National Financial, Inc.	22,300	820,417
Fidelity National Title Group, Inc. Class A	8,200	199,670
Hartford Financial Services Group, Inc.	20,100	1,726,389
National Financial Partners Corp.	10,800	567,540
PartnerRe Ltd.	3,100	203,577
Prudential Financial, Inc.	12,600	922,194
PXRE Group Ltd.	24,200	313,632
W.R. Berkley Corp.	10,400	495,248
XL Capital Ltd. Class A	17,200	1,158,936
		13,623,016
Real Estate 0.4%
Equity Residential (SBI)	14,100	551,592
Vornado Realty Trust	1,900	158,593
		710,185
Thrifts & Mortgage Finance – 1.7%
Freddie Mac	12,200	797,270
Golden West Financial Corp., Delaware	18,000	1,188,000
Hudson City Bancorp, Inc.	48,100	582,972
Washington Mutual, Inc.	13,900	604,650
		3,172,892

TOTAL FINANCIALS		36,183,927

HEALTH CARE – 15.8%
Biotechnology – 3.5%
Affymetrix, Inc. (a)	27,000	1,289,250
Amgen, Inc. (a)	26,100	2,058,246
Biogen Idec, Inc. (a)	9,100	412,503
Cephalon, Inc. (a)(d)	7,266	470,401
Genentech, Inc. (a)	100	9,250
ImClone Systems, Inc. (a)	2,900	99,296
Invitrogen Corp. (a)	16,000	1,066,240
MedImmune, Inc. (a)	7,000	245,140
Protein Design Labs, Inc. (a)	26,900	764,498
Serono SA sponsored ADR	7,200	142,992
		6,557,816

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Health Care Equipment & Supplies – 2.2%
Alcon, Inc.	4,400	$570,240
Baxter International, Inc.	23,600	888,540
Becton, Dickinson & Co.	16,100	967,288
Cooper Companies, Inc.	9,400	482,220
DJ Orthopedics, Inc. (a)	5,100	140,658
Medtronic, Inc.	9,300	535,401
Millipore Corp. (a)	1,000	66,040
St. Jude Medical, Inc. (a)	5,900	296,180
Zimmer Holdings, Inc. (a)	3,400	229,296
		4,175,863
Health Care Providers & Services – 3.7%
Aetna, Inc.	7,500	707,325
American Healthways, Inc. (a)	3,500	158,375
American Retirement Corp. (a)	4,100	103,033
Brookdale Senior Living, Inc.	2,100	62,601
Cardinal Health, Inc.	9,000	618,750
Emdeon Corp. (a)	15,400	130,284
Henry Schein, Inc. (a)	24,600	1,073,544
IMS Health, Inc.	11,600	289,072
UnitedHealth Group, Inc.	61,600	3,827,824
		6,970,808
Pharmaceuticals – 6.4%
Johnson & Johnson	69,300	4,164,930
Novartis AG sponsored ADR	16,600	871,168
Pfizer, Inc.	96,400	2,248,048
Roche Holding AG (participation certificate)	9,648	1,448,668
Schering-Plough Corp.	22,400	467,040
Sepracor, Inc. (a)	5,000	258,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,700	546,227
Wyeth	43,300	1,994,831
		11,998,912

TOTAL HEALTH CARE		29,703,399

INDUSTRIALS – 13.4%
Aerospace & Defense – 3.6%
Aviall, Inc. (a)	28,500	820,800
EDO Corp.	15,200	411,312
Goodrich Corp.	5,900	242,490
Honeywell International, Inc.	54,000	2,011,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Aerospace & Defense – continued
The Boeing Co.	8,800	$618,112
United Technologies Corp.	47,600	2,661,316
		6,765,530
Air Freight & Logistics – 1.0%
Expeditors International of Washington, Inc.	5,146	347,406
FedEx Corp.	15,400	1,592,206
		1,939,612
Airlines – 0.3%
Southwest Airlines Co.	36,400	598,052
Commercial Services & Supplies – 0.3%
Aramark Corp. Class B	10,600	294,468
Robert Half International, Inc.	4,900	185,661
		480,129
Construction & Engineering – 0.7%
McDermott International, Inc. (a)	30,800	1,373,988
Electrical Equipment – 0.0%
Evergreen Solar, Inc. (a)	7,000	74,550
Industrial Conglomerates – 5.3%
3M Co.	23,200	1,798,000
General Electric Co.	217,800	7,633,890
Tyco International Ltd.	16,200	467,532
		9,899,422
Machinery – 1.0%
Danaher Corp.	13,300	741,874
Deere & Co.	9,600	653,856
Pentair, Inc.	12,900	445,308
		1,841,038
Road & Rail 1.2%
Laidlaw International, Inc.	19,400	450,662
Landstar System, Inc.	5,600	233,744
Norfolk Southern Corp.	36,400	1,631,812
		2,316,218

TOTAL INDUSTRIALS		25,288,539

INFORMATION TECHNOLOGY – 18.4%
Communications Equipment – 3.6%
Alcatel SA sponsored ADR (a)	26,900	333,560

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Cisco Systems, Inc. (a)	76,300	$ 1,306,256
Comverse Technology, Inc. (a)	9,000	239,310
Corning, Inc. (a)	80,500	1,582,630
Juniper Networks, Inc. (a)	25,800	575,340
Motorola, Inc.	41,700	942,003
QUALCOMM, Inc.	30,800	1,326,864
Research In Motion Ltd. (a)	6,300	415,918
		6,721,881
Computers & Peripherals – 2.6%
Apple Computer, Inc. (a)	19,200	1,380,288
Dell, Inc. (a)	48,100	1,442,519
EMC Corp. (a)	108,900	1,483,218
Hewlett-Packard Co.	800	22,904
NEC Corp. sponsored ADR	9,000	55,710
Seagate Technology	13,400	267,866
Sun Microsystems, Inc. (a)	76,200	319,278
		4,971,783
Electronic Equipment & Instruments – 0.5%
Agilent Technologies, Inc. (a)	22,994	765,470
Symbol Technologies, Inc.	17,100	219,222
		984,692
Internet Software & Services – 1.6%
Akamai Technologies, Inc. (a)	2,000	39,860
China Finance Online Co. Ltd. ADR (a)	6,700	43,952
Google, Inc. Class A (sub. vtg.) (a)	3,900	1,617,954
Yahoo! Japan Corp	133	201,917
Yahoo!, Inc. (a)	25,900	1,014,762
		2,918,445
IT Services – 1.0%
First Data Corp.	20,200	868,802
Paychex, Inc.	24,300	926,316
		1,795,118
Semiconductors & Semiconductor Equipment – 4.0%
Altera Corp. (a)	22,600	418,778
Analog Devices, Inc.	19,900	713,813
ASML Holding NV (NY Shares) (a)	35,200	706,816
Entegris, Inc. (a)	11,600	109,272
Freescale Semiconductor, Inc. Class A (a)	35,500	894,245
Intel Corp.	106,500	2,658,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Lam Research Corp. (a)	13,500	$481,680
Microchip Technology, Inc.	12,400	398,660
National Semiconductor Corp.	29,800	774,204
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,800	97,118
Teradyne, Inc. (a)	16,700	243,319
		7,496,145
Software 5.1%
BEA Systems, Inc. (a)	30,500	286,700
Cognos, Inc. (a)	9,300	324,386
FileNET Corp. (a)	100	2,585
Microsoft Corp.	317,000	8,289,549
Oracle Corp. (a)	27,000	329,670
Symantec Corp. (a)	23,400	409,500
		9,642,390

TOTAL INFORMATION TECHNOLOGY		34,530,454

MATERIALS 3.2%
Chemicals – 1.9%
Ashland, Inc.	21,100	1,221,690
Monsanto Co.	11,300	876,089
Praxair, Inc.	28,000	1,482,880
		3,580,659
Containers & Packaging – 0.2%
Smurfit-Stone Container Corp. (a)	27,000	382,590
Metals & Mining – 1.1%
Alcoa, Inc.	18,800	555,916
Newmont Mining Corp.	29,000	1,548,600
		2,104,516

TOTAL MATERIALS		6,067,765

TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	35,400	866,946
Qwest Communications International, Inc. (a)	68,300	385,895
		1,252,841

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – 0.9%
Nextel Partners, Inc. Class A (a)	27,600	$771,144
Sprint Nextel Corp.	37,741	881,630
		1,652,774

TOTAL TELECOMMUNICATION SERVICES		2,905,615

UTILITIES – 1.0%
Independent Power Producers & Energy Traders – 0.6%
TXU Corp.	21,800	1,094,142
Multi-Utilities – 0.4%
Public Service Enterprise Group, Inc.	12,500	812,125

TOTAL UTILITIES		1,906,267

TOTAL COMMON STOCKS
(Cost $171,332,442)		180,214,440

Money Market Funds 4.4%

Fidelity Cash Central Fund, 4.28% (b)	7,827,687	7,827,687
Fidelity Securities Lending Cash Central Fund,
4.35% (b)(c)	394,500	394,500
TOTAL MONEY MARKET FUNDS
(Cost $8,222,187)		8,222,187

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $179,554,629)		188,436,627

NET OTHER ASSETS – (0.2)%		(442,331)
NET ASSETS 100%		$187,994,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$89,372
Fidelity Securities Lending Cash Central Fund	1,636
Total	$91,008

Income Tax Information

At June 30, 2005, the fund had a capital loss carryforward of approximately $13,122,169 all of which will expire on June 30, 2011.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities
loaned of $388,440) See accompanying schedule:
Unaffiliated issuers (cost $171,332,442)	$180,214,440
Affiliated Central Funds (cost $8,222,187)	8,222,187
Total Investments (cost $179,554,629)		$188,436,627
Cash		10,387
Receivable for fund shares sold		221,159
Dividends receivable		172,824
Interest receivable		26,502
Prepaid expenses		897
Other receivables		33,711
Total assets		188,902,107

Liabilities
Payable for fund shares redeemed	$346,530
Accrued management fee	74,525
Other affiliated payables	50,537
Other payables and accrued expenses	41,719
Collateral on securities loaned, at value	394,500
Total liabilities		907,811

Net Assets		$187,994,296
Net Assets consist of:
Paid in capital		$178,790,190
Undistributed net investment income		15,551
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		306,557
Net unrealized appreciation (depreciation) on
investments		8,881,998
Net Assets, for 18,504,868 shares outstanding		$187,994,296
Net Asset Value, offering price and redemption price per
share ($187,994,296 ÷ 18,504,868 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Operations
Six months ended December 31, 2005 (Unaudited)
Investment Income
Dividends		$927,977
Interest		17,651
Income from affiliated Central Funds		91,008
Total income		1,036,636

Expenses
Management fee	$433,750
Transfer agent fees	266,477
Accounting and security lending fees	34,627
Independent trustees’ compensation	404
Custodian fees and expenses	21,247
Registration fees	7,799
Audit	21,365
Legal	1,294
Miscellaneous	18,893
Total expenses before reductions	805,856
Expense reductions	(60,522)	745,334

Net investment income (loss)		291,302
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,925,952
Foreign currency transactions	(16,028)
Total net realized gain (loss)		16,909,924
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,416,670
Assets and liabilities in foreign currencies	1,702
Total change in net unrealized appreciation
(depreciation)		3,418,372
Net gain (loss)		20,328,296
Net increase (decrease) in net assets resulting from
operations		$20,619,598

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	December 31, 2005	June 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$291,302	$2,960,992
Net realized gain (loss)	16,909,924	6,774,782
Change in net unrealized appreciation (depreciation)	3,418,372	(6,145,253)
Net increase (decrease) in net assets resulting
from operations	20,619,598	3,590,521
Distributions to shareholders from net investment income	(946,727)	(2,495,521)
Distributions to shareholders from net realized gain	(3,100,143)	—
Total distributions	(4,046,870)	(2,495,521)
Share transactions
Proceeds from sales of shares	14,775,370	26,436,162
Reinvestment of distributions	3,879,880	2,374,972
Cost of shares redeemed	(26,577,485)	(59,905,867)
Net increase (decrease) in net assets resulting from
share transactions	(7,922,235)	(31,094,733)
Total increase (decrease) in net assets	8,650,493	(29,999,733)

Net Assets
Beginning of period	179,343,803	209,343,536
End of period (including undistributed net investment
income of $15,551 and undistributed net investment
income of $670,976, respectively)	$187,994,296	$179,343,803

Other Information
Shares
Sold	1,477,827	2,823,258
Issued in reinvestment of distributions	384,226	250,552
Redeemed	(2,688,129)	(6,398,854)
Net increase (decrease)	(826,076)	(3,325,044)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights
	Six months ended
	December 31, 2005	Years ended June 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.28	$ 9.24	$ 8.48	$ 7.88	$ 9.63	$ 10.49
Income from Invest
ment Operations
Net investment in-
come (loss)D	02	.14E	.06	.07	.08	.11
Net realized and
unrealized gain
(loss)	1.08	.02	.76	.60	(1.75)	(.86)
Total from invest-
ment operations .	1.10	.16	.82	.67	(1.67)	(.75)
Distributions from net
investment income .	(.05)	(.12)	(.06)	(.07)	(.08)	(.11)
Distributions from net
realized gain	(.17)	—	—	—	—	—
Total distributions	(.22)	(.12)	(.06)	(.07)	(.08)	(.11)
Net asset value, end of
period	$ 10.16	$ 9.28	$ 9.24	$ 8.48	$ 7.88	$ 9.63
Total ReturnB,C	11.87%	1.71%	9.68%	8.60%	(17.42)%	(7.19)%
Ratios to Average Net AssetsF
Expenses before
reductions	87%A	.84%	.86%	.94%	.90%	.88%
Expenses net of fee
waivers, if any	87%A	.84%	.86%	.94%	.90%	.88%
Expenses net of all
reductions	81%A	.81%	.85%	.93%	.89%	.86%
Net investment in-
come (loss)	32%A	1.52%E	.72%	.90%	.94%	1.12%
Supplemental Data
Net assets, end of
period (000
omitted)	$187,994	$179,344	$209,344	$195,717	$132,542	$158,467
Portfolio turnover
rate	235%A	79%	26%	51%	54%	79%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.15% .
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Growth & Income II Portfolio (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

20

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$11,743,257
Unrealized depreciation	(3,499,837)
Net unrealized appreciation (depreciation)	$8,243,420
Cost for federal income tax purposes	$180,193,207

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $210,226,382 and $221,357,013, respectively.

Semiannual Report

22

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,920 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $1,636.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $59,151 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $396 and $975, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

24

Proxy Voting Results

A special meeting of the fund’s shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes
Dennis J. Dirks
Affirmative	6,466,243,048.91	95.846
Withheld .	280,219,946.87	4.154
TOTAL	6,746,462,995.78	100.000
Albert R. Gamper, Jr.B
Affirmative	6,459,041,833.49	95.740
Withheld .	287,421,162.29	4.260
TOTAL	6,746,462,995.78	100.000
Robert M. Gates
Affirmative	6,441,052,528.46	95.473
Withheld .	305,410,467.32	4.527
TOTAL	6,746,462,995.78	100.000
George H. Heilmeier
Affirmative	6,458,026,916.90	95.725
Withheld .	288,436,078.88	4.275
TOTAL	6,746,462,995.78	100.000
Abigail P. Johnson
Affirmative	6,427,896,599.31	95.278
Withheld .	318,566,396.47	4.722
TOTAL	6,746,462,995.78	100.000
Edward C. Johnson 3d
Affirmative	6,419,116,877.24	95.148
Withheld .	327,346,118.54	4.852
TOTAL	6,746,462,995.78	100.000
Stephen P. Jonas
Affirmative	6,459,780,830.40	95.751
Withheld .	286,682,165.38	4.249
TOTAL	6,746,462,995.78	100.000
Marie L. Knowles
Affirmative	6,461,769,188.96	95.780
Withheld .	284,693,806.82	4.220
TOTAL	6,746,462,995.78	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	6,460,406,353.14	95.760
Withheld .	286,056,642.64	4.240
TOTAL	6,746,462,995.78	100.000

Marvin L. Mann
Affirmative	6,440,555,199.19	95.466
Withheld .	305,907,796.59	4.534
TOTAL	6,746,462,995.78	100.000

William O. McCoy
Affirmative	6,440,823,478.66	95.470
Withheld .	305,639,517.12	4.530
TOTAL	6,746,462,995.78	100.000

Robert L. Reynolds
Affirmative	6,463,763,182.86	95.810
Withheld .	282,699,812.92	4.190
TOTAL	6,746,462,995.78	100.000

Cornelia M. Small
Affirmative	6,462,121,463.05	95.785
Withheld .	284,341,532.73	4.215
TOTAL	6,746,462,995.78	100.000

William S. Stavropoulos
Affirmative	6,453,499,157.83	95.658
Withheld .	292,963,837.95	4.342
TOTAL	6,746,462,995.78	100.000
Kenneth L. Wolfe
Affirmative	6,457,041,632.10	95.710
Withheld .	289,421,363.68	4.290
TOTAL	6,746,462,995.78	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth & Income II Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Semiannual Report

26

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

28

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one year period and the third quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its bench mark for certain periods, although the five year cumulative total return of the fund was higher than its benchmark. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Semiannual Report

30

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over

Semiannual Report

32

time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

33 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 34

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054 0500

35 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 36

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

37 Semiannual Report

37

Semiannual Report

38

39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

GII-USAN-0206 1.787781.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006